Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid insurance and other	$ 1,724	$ 2,738
Vendor prepayments	612	1,262
Total	$ 2,336	$ 4,000